Expense Example - Janus Henderson Short Duration Income ETF - Janus Henderson Short Duration Income ETF	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, By Year, Column [Text]	Janus Henderson Short Duration Income ETF
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	83
Expense Example, with Redemption, 5 Years	147
Expense Example, with Redemption, 10 Years	$ 334